Stockholders’ Deficit (Details) - Kludein I Acquisition Corp. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Shares outstanding percentage	20.00%
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	280,000,000	280,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Subject to possible redemption, shares	10,404,394	17,250,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500